UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  8/31

Date of reporting period:  5/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2013 (Unaudited)

DWS International Value Fund

	Shares	Value ($)
Common Stocks 95.7%
Australia 1.9%
BHP Billiton Ltd. (ADR) (a) (Cost $4,085,724)	53,044	3,464,834
Belgium 2.1%
Delhaize Group SA (ADR) (a) (Cost $3,685,146)	59,221	3,762,310
Bermuda 1.5%
Marvell Technology Group Ltd. (b) (Cost $3,374,590)	249,358	2,703,041
Brazil 3.4%
Petroleo Brasileiro SA (ADR)	179,217	3,184,686
Vale SA (ADR) (a)	204,103	2,939,083

(Cost $8,654,720)		6,123,769
Canada 7.1%
Agrium, Inc.	39,802	3,676,909
Kinross Gold Corp.	448,993	2,878,045
Suncor Energy, Inc. (a)	115,596	3,503,715
Yamana Gold, Inc. (a)	230,786	2,663,270

(Cost $14,301,695)		12,721,939
China 1.9%
CNOOC Ltd. (ADR) (Cost $3,689,398)	19,686	3,422,214
France 4.0%
Societe Generale SA (ADR)	464,866	3,695,685
Total SA (ADR)	68,994	3,439,351

(Cost $7,825,061)		7,135,036
Germany 6.3%
Allianz SE (ADR) (a)	255,644	3,977,821
BASF SE (ADR)	39,661	3,862,981
Siemens AG (ADR) (a)	31,948	3,357,735

(Cost $10,017,450)		11,198,537
Hong Kong 2.0%
China Mobile Ltd. (ADR) (a) (Cost $3,433,459)	67,187	3,480,287
India 3.9%
Infosys Ltd. (ADR) (a)	81,000	3,381,750
Tata Motors Ltd. (ADR) (a)	133,771	3,669,339

(Cost $6,641,672)		7,051,089
Israel 2.0%
Teva Pharmaceutical Industries Ltd. (ADR) (a) (Cost $4,240,871)	95,722	3,656,580
Italy 1.9%
Eni SpA (ADR) (a) (Cost $3,490,832)	74,529	3,376,909
Japan 11.6%
Canon, Inc. (ADR)	101,956	3,495,052
Komatsu Ltd. (ADR)	148,503	3,803,162
Mitsubishi UFJ Financial Group, Inc. (ADR)	556,848	3,307,677
Nippon Telegraph & Telephone Corp. (ADR)	155,137	3,841,192
Nomura Holdings, Inc. (ADR)	391,612	3,031,077
Sumitomo Mitsui Financial Group, Inc. (ADR)	418,079	3,373,897

(Cost $18,325,392)		20,852,057
Korea 4.1%
KB Financial Group, Inc. (ADR)	105,210	3,435,107
SK Telecom Co., Ltd. (ADR) (a)	190,448	3,866,094

(Cost $7,228,646)		7,301,201
Netherlands 4.2%
ING Groep NV (ADR)* (a)	440,313	4,094,911
Royal Dutch Shell PLC (ADR)	52,143	3,460,731

(Cost $7,697,687)		7,555,642
Norway 1.8%
Statoil ASA (ADR) (a) (Cost $3,544,807)	138,958	3,129,334
Russia 4.0%
CTC Media, Inc. (a) (b)	295,092	3,523,398
LUKOIL OAO (ADR)	60,801	3,559,899

(Cost $6,414,720)		7,083,297
Spain 5.7%
Banco Bilbao Vizcaya Argentaria SA (ADR) (a)	395,390	3,688,989
Banco Santander SA (ADR) (a)	459,746	3,310,171
Telefonica SA (ADR)*	238,069	3,249,642

(Cost $12,022,352)		10,248,802
Switzerland 8.2%
ABB Ltd. (ADR)* (a)	154,820	3,373,528
Credit Suisse Group AG (ADR) (a)	137,661	4,052,735
Foster Wheeler AG* (b)	152,140	3,502,263
UBS AG (Registered)* (a) (c)	217,806	3,818,139

(Cost $13,285,459)		14,746,665
United Kingdom 18.1%
AstraZeneca PLC (ADR) (a)	75,021	3,844,826
BAE Systems PLC (ADR) (a)	146,440	3,609,746
Barclays PLC (ADR) (a)	191,285	3,670,759
BP PLC (ADR)	85,824	3,682,708
Carnival PLC (ADR) (a)	101,180	3,436,073
HSBC Holdings PLC (ADR) (a)	69,102	3,790,936
Smith & Nephew PLC (ADR) (a)	61,396	3,581,843
Tesco PLC (ADR) (a)	197,843	3,319,805
Vodafone Group PLC (ADR)	123,829	3,584,849

(Cost $30,904,273)		32,521,545

Total Common Stocks (Cost $172,863,954)		171,535,088
Preferred Stock 1.9%
Brazil
Itau Unibanco Holding SA (ADR) (a) (Cost $3,064,536)	229,131	3,446,129
Securities Lending Collateral 43.6%
Daily Assets Fund Institutional, 0.12% (d) (e) (Cost $78,263,819)	78,263,819	78,263,819

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $254,192,309) †	141.2	253,245,036
Other Assets and Liabilities, Net	(41.2)	(73,940,397)

Net Assets	100.0	179,304,639

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $255,109,640.  At May 31, 2013, net unrealized depreciation for all securities based on tax cost was $1,864,604.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $10,424,999 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,289,603.

(a)	All or a portion of these securities were on loan. The value of securities loaned at May 31, 2013 amounted to $74,927,842 which is 41.8% of net assets.
(b)	Listed on the NASDAQ Stock Market, Inc.
(c)	Listed on the New York Stock Exchange.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

At May 31, 2013 the DWS International Value Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks & Preferred Stock
Financials	50,694,033	29.0%
Energy	30,759,547	17.6%
Materials	19,485,122	11.1%
Telecommunication Services	18,022,064	10.3%
Industrials	17,646,434	10.1%
Health Care	11,083,249	6.3%
Consumer Discretionary	10,628,810	6.1%
Information Technology	9,579,843	5.5%
Consumer Staples	7,082,115	4.0%
Total	174,981,217	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (f)
Australia	$3,464,834	$—	$—	$3,464,834
Belgium	3,762,310	—	—	3,762,310
Bermuda	2,703,041	—	—	2,703,041
Brazil	9,569,898	—	—	9,569,898
Canada	12,721,939	—	—	12,721,939
China	3,422,214	—	—	3,422,214
France	7,135,036	—	—	7,135,036
Germany	11,198,537	—	—	11,198,537
Hong Kong	3,480,287	—	—	3,480,287
India	7,051,089	—	—	7,051,089
Israel	3,656,580	—	—	3,656,580
Italy	3,376,909	—	—	3,376,909
Japan	20,852,057	—	—	20,852,057
Korea	7,301,201	—	—	7,301,201
Netherlands	7,555,642	—	—	7,555,642
Norway	3,129,334	—	—	3,129,334
Russia	7,083,297	—	—	7,083,297
Spain	10,248,802	—	—	10,248,802
Switzerland	14,746,665	—	—	14,746,665
United Kingdom	32,521,545	—	—	32,521,545
Short-Term Investments(f)	78,263,819	—	—	78,263,819
Total	253,245,036	$—	$—	$253,245,036

There have been no transfers between fair value measurements levels during the period ended May 31, 2013.
(f)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS International Value Fund, a series of DWS International Fund, Inc.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 19, 2013